Trade Accounts Receivable - Disclosure of Credit Risk Exposure (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,044,521	S/ 906,634	S/ 613,306
Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	285,716	199,527	161,252
Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	662,272	580,450	374,627
México [member]
Disclosure of credit risk exposure [line items]
Financial assets	96,533	126,657	77,427
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	451,002	449,923	379,188
Current (not past due) [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	148,219	109,854	80,380
Current (not past due) [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	222,487	247,064	229,200
Current (not past due) [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	80,296	93,005	69,608
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	262,668	255,084	117,159
1 - 90 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	55,959	37,908	37,843
1 - 90 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	192,844	186,323	71,886
1 - 90 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	13,865	30,853	7,430
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	134,614	59,812	43,484
91 - 180 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	30,187	13,511	12,825
91 - 180 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	103,337	44,738	30,541
91 - 180 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,090	1,563	118
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	98,258	74,764	31,686
181 - 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	21,118	11,401	5,296
181 - 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	76,379	62,419	26,273
181 - 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	761	944	117
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	97,979	67,051	41,789
More than 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	30,233	26,853	24,908
More than 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	67,225	39,906	16,727
More than 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 521	S/ 292	S/ 154